STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
NOTE 10 – STOCK-BASED COMPENSATION

In February 2005, the Company adopted the 2005 Equity Incentive Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expired in 2015.

In December 2008, the Company adopted the 2008 Employees and Directors Commitment Stock Option Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2018.

Under the Company's stock option plans, stock options may be granted to employees, officers, directors and consultants of the Company at an exercise price equivalent to at least the fair market value of the Company's common stock on the date of grant with expiration terms of not more than ten years. Options granted under the plans generally vest over a period of three years.

Options were granted to certain directors, under the Employees and Directors Commitment Stock Option Plan. The fair value of the stock at the grant date was $1.05. The Company used the Binominal lattice pricing model to estimate the fair value of the options granted. The Company believes this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time. There were no stock options granted, exercised or forfeited / expired during the years ended December 31, 2016 and 2015.

As of December 31, 2016, the Company has 1,500,000 options available for future grants.

A summary of the Company's stock option activity is as follows:
Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2016	150,000	$1.05	1.33	$-
Granted	-	-		-
Exercised	-	-		-
Forfeited / Expired	-	-		-
Outstanding as of December 31, 2016	150,000	$1.05	0.33	$-

In June 2016 one of the Company’s subsidiaries granted 228,000 options to certain employees of the Company. The fair value of the stock as evaluated by a third party was zero as of the day of the grant. Options were granted at an exercise price of €0.01.

As of December 31, 2016 and 2015, the Company does not have unrecognized compensation cost related to stock options granted under the stock option plans.

During the years ended December 31, 2016, 2015 and 2014 the Company recognized compensation expense related to the issuance of stock options under the stock option plans of $0, $0 and $14 respectively.